Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	LEASES
(a)Right-of-use assets
The Company's right-of-use assets mainly relate to leased mobile mining equipment which are included in plant and equipment within mineral properties, plant and equipment in the consolidated statement of financial position (note 10). The following table presents the changes in the carrying amount of the Company's right-of-use assets during the years ended December 31, 2021 and 2020:

	2021	2020
Balance – beginning of year	$16,969	$1,121
Acquired in Leagold Acquisition (note 5(e))	—	10,704
Additions	51,644	13,668
Depreciation	(15,906)	(8,524)
Balance – end of year	$52,707	$16,969
(b)Lease liabilities
The following is a reconciliation of the changes in the Company's lease liabilities balance to cash flows arising from financing activities:

	2021	2020
Balance – beginning of year	$18,884	$1,349
Financing cash flows:
Lease payments	(24,309)	(6,667)
Other changes:
Additions	48,687	13,668
Lease liabilities assumed in Leagold Acquisition (note 5(e))	—	10,922
Interest expense	2,115	1,439
Unrealized foreign exchange gain	(280)	(1,827)
Balance – end of year	$45,097	$18,884

Classified and presented as:
Current(1)	$18,154	$8,935
Non-current(2)	26,943	9,949
	$45,097	$18,884
(1)    Included in other current liabilities.
(2)    Included in other non-current liabilities.
In February 2021, the Company entered into a three-year lease agreement for the use of mining equipment to replace part of the Company's mining fleet at Mesquite. The equipment was delivered between February and May 2021 and the Company recognized total additions of $39.8 million to right-of-use assets with a corresponding increase to lease liabilities. Under the terms of the agreement, the Company makes quarterly fixed payments over the lease term.
In June 2020, the Company entered into a lease agreement for the use of mining equipment in relation to contract mining at Castle Mountain for a period of four years. On commencement of the lease, the Company recognized a $13.4 million addition to right-of-use assets with a corresponding increase to lease liabilities. Under the terms of the agreement, the Company makes fixed payments and additional variable lease payments depending on the usage of the assets over the lease term.